Property, Plant and Equipment - Summary of Accumulated Investments in Consortium (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about property, plant and equipment [line items]
Investment Property	R$ 618	R$ 801	R$ 861	R$ 906
Average annual depreciation rate	3.14%	3.51%	3.39%
Cemig GT [member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment Property	R$ 126	R$ 127
Cemig GT [member] | Electricity Generation Consortium [member] | Investment Property Completed [member] | Gross Carrying Amount [member] | Queimado plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment Property	R$ 217	R$ 217
Stake in energy generated	82.50%
Average annual depreciation rate		4.00%
Cemig GT [member] | Electricity Generation Consortium [member] | Investment Property Completed [member] | Gross Carrying Amount [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment Property	R$ (91)	R$ (90)